CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 1,518.8	$ 1,542.7	$ 1,709.9	$ 1,689.4	$ 1,750.9	$ 1,997.6	$ 1,593.8	$ 1,530.8	$ 1,383.5	$ 6,692.9	$ 6,505.7	$ 5,570.4
Cost of products sold (exclusive of items shown separately below)	1,365.5				1,608.6					6,032.0	6,007.7	5,107.8
Selling and administrative expenses (exclusive of items shown separately below)	63.5				69.2					261.9	247.2	205.3
Depreciation	53.7				55.4					216.0	201.9	190.1
Pension and OPEB expense (income) (exclusive of corridor charges shown below)	(11.9)				(16.1)					(63.0)	(92.5)	(68.6)
Pension and OPEB net corridor charge										131.2	2.0	0.0
Charge for facility idling										28.1	0.0	0.0
Total operating costs	1,470.8				1,717.1					6,606.2	6,366.3	5,434.6
Operating profit (loss)	48.0	(34.4)	80.2	7.1	33.8	74.5	63.7	36.5	(35.3)	86.7	139.4	135.8
Interest expense	42.8				43.9					173.0	144.7	127.4
Impairment of Magnetation investment	0.0				(256.3)					(256.3)	0.0	0.0
Impairment of AFSG investment										(41.6)	0.0	0.0
Other income (expense)	(0.7)				(16.7)					1.4	(21.1)	(1.4)
Income (loss) before income taxes	4.5				(283.1)					(382.8)	(26.4)	7.0
Income tax expense (benefit)	0.1				7.7					63.4	7.7	(10.4)
Net income (loss)	4.4				(290.8)					(446.2)	(34.1)	17.4
Less: Net income attributable to noncontrolling interests	18.0				15.5					62.8	62.8	64.2
Net income (loss) attributable to AK Steel Holding Corporation	$ (13.6)	$ (145.4)	$ 6.7	$ (64.0)	$ (306.3)	$ 13.5	$ (7.2)	$ (17.1)	$ (86.1)	$ (509.0)	$ (96.9)	$ (46.8)
Basic and diluted earnings per share:
Net income (loss) attributable to AK Steel Holding Corporation common stockholders (in dollars per share)	$ (0.08)	$ (0.82)	$ 0.04	$ (0.36)	$ (1.72)					$ (2.86)	$ (0.65)	$ (0.34)